Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.86%
Aerospace & Defense–1.49%
Boeing Co. (The)	50,578	$9,821,742
Lockheed Martin Corp.	25,906	8,337,069
		18,158,811
Air Freight & Logistics–0.94%
United Parcel Service, Inc., Class B	73,833	11,444,115
Apparel Retail–1.29%
Ross Stores, Inc.	141,357	15,731,621
Application Software–2.64%
Q2 Holdings, Inc.(b)	71,330	9,129,526
Workday, Inc., Class A(b)	101,241	23,035,365
		32,164,891
Automobile Manufacturers–1.25%
General Motors Co.	300,683	15,238,614
Automotive Retail–1.18%
CarMax, Inc.(b)	122,525	14,430,995
Biotechnology–1.48%
Amgen, Inc.	42,736	10,317,752
Seagen, Inc.(b)	46,896	7,703,606
		18,021,358
Communications Equipment–0.78%
Motorola Solutions, Inc.	56,806	9,517,845
Construction Machinery & Heavy Trucks–0.77%
Caterpillar, Inc.	51,545	9,424,488
Construction Materials–0.52%
Vulcan Materials Co.	42,378	6,320,255
Consumer Finance–1.00%
Capital One Financial Corp.	117,240	12,223,442
Data Processing & Outsourced Services–3.14%
Fiserv, Inc.(b)	125,755	12,913,781
Mastercard, Inc., Class A	79,977	25,295,925
		38,209,706
Distillers & Vintners–1.29%
Constellation Brands, Inc., Class A	74,534	15,721,457
Diversified Banks–4.24%
JPMorgan Chase & Co.	401,337	51,640,032
Diversified Chemicals–1.13%
Eastman Chemical Co.	139,520	13,721,792
Electric Utilities–2.10%
Duke Energy Corp.	204,706	19,242,364
FirstEnergy Corp.	208,111	6,401,494
		25,643,858
Financial Exchanges & Data–1.47%
Intercontinental Exchange, Inc.	161,880	17,863,458
Shares		Value
Food Distributors–1.10%
Sysco Corp.	186,976	$13,370,654
Footwear–0.64%
NIKE, Inc., Class B	58,111	7,763,048
Gas Utilities–0.33%
Suburban Propane Partners L.P.	262,259	4,025,676
Health Care Equipment–2.17%
Boston Scientific Corp.(b)	270,800	9,597,152
DexCom, Inc.(b)	17,417	6,528,762
Zimmer Biomet Holdings, Inc.	66,822	10,268,537
		26,394,451
Health Care Facilities–0.74%
HCA Healthcare, Inc.	55,733	9,055,498
Health Care Services–0.98%
LHC Group, Inc.(b)	60,180	11,989,060
Home Improvement Retail–1.50%
Home Depot, Inc. (The)	67,700	18,334,514
Homebuilding–0.86%
D.R. Horton, Inc.	136,117	10,453,786
Hotels, Resorts & Cruise Lines–0.68%
Airbnb, Inc., Class A(b)	44,909	8,246,640
Household Products–1.03%
Procter & Gamble Co. (The)	98,178	12,587,401
Human Resource & Employment Services–0.77%
Korn Ferry	205,521	9,371,758
Hypermarkets & Super Centers–0.36%
Walmart, Inc.	31,638	4,444,823
Industrial Conglomerates–0.74%
General Electric Co.	843,215	9,005,536
Industrial Machinery–1.24%
Stanley Black & Decker, Inc.	86,911	15,078,189
Industrial REITs–1.71%
Prologis, Inc.	201,835	20,829,372
Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	115,245	13,300,425
Integrated Oil & Gas–1.71%
Chevron Corp.	244,290	20,813,508
Integrated Telecommunication Services–1.90%
Verizon Communications, Inc.	423,356	23,178,741
Interactive Home Entertainment–1.89%
Zynga, Inc., Class A(b)	2,324,260	23,033,417
Interactive Media & Services–10.57%
Alphabet, Inc., Class A(b)	35,921	65,640,599
Facebook, Inc., Class A(b)	146,891	37,946,352

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Media & Services–(continued)
Snap, Inc., Class A(b)	475,895	$25,193,881
		128,780,832
Internet & Direct Marketing Retail–4.54%
Amazon.com, Inc.(b)	17,266	55,358,249
Internet Services & Infrastructure–0.15%
Snowflake, Inc., Class A(b)	6,807	1,854,567
Life Sciences Tools & Services–0.66%
Avantor, Inc.(b)	273,625	8,069,201
Managed Health Care–1.99%
UnitedHealth Group, Inc.	72,698	24,250,599
Office REITs–0.49%
Alexandria Real Estate Equities, Inc.	35,427	5,920,206
Oil & Gas Refining & Marketing–0.64%
Valero Energy Corp.	138,540	7,817,812
Pharmaceuticals–3.68%
AstraZeneca PLC, ADR (United Kingdom)	309,658	15,668,695
Catalent, Inc.(b)	139,830	16,087,442
Merck & Co., Inc.	169,018	13,026,217
		44,782,354
Property & Casualty Insurance–1.02%
Progressive Corp. (The)	143,034	12,471,134
Railroads–1.46%
Union Pacific Corp.	89,972	17,766,771
Regional Banks–2.68%
East West Bancorp, Inc.	206,663	12,387,380
Signature Bank	61,894	10,224,270
SVB Financial Group(b)	22,944	10,044,424
		32,656,074
Restaurants–1.38%
Starbucks Corp.	173,544	16,800,795
Shares		Value
Semiconductor Equipment–2.21%
Applied Materials, Inc.	278,144	$26,890,962
Semiconductors–6.40%
NVIDIA Corp.	57,895	30,081,663
QUALCOMM, Inc.	234,412	36,633,907
Texas Instruments, Inc.	67,850	11,242,067
		77,957,637
Soft Drinks–1.52%
Coca-Cola Co. (The)	383,821	18,480,981
Specialized REITs–0.51%
Lamar Advertising Co., Class A	76,362	6,168,522
Specialty Stores–0.75%
Tractor Supply Co.	64,096	9,084,967
Systems Software–6.17%
Microsoft Corp.	323,958	75,145,298
Technology Hardware, Storage & Peripherals–4.37%
Apple, Inc.	403,640	53,264,334
Trading Companies & Distributors–0.52%
Fastenal Co.	139,235	6,347,724
Total Common Stocks & Other Equity Interests (Cost $808,202,289)		1,216,622,254
Money Market Funds–0.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	700,372	700,372
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	496,149	496,348
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	806,426	806,426
Total Money Market Funds (Cost $2,003,146)		2,003,146
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $810,205,435)		1,218,625,400
OTHER ASSETS LESS LIABILITIES—(0.02)%		(294,445)
NET ASSETS–100.00%		$1,218,330,955
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,252	$11,375,978	$(10,949,858)	$-	$-	$700,372	$38
Invesco Liquid Assets Portfolio, Institutional Class	104,078	8,125,699	(7,733,378)	10	(61)	496,348	101
Invesco Treasury Portfolio, Institutional Class	319,431	13,001,118	(12,514,123)	-	-	806,426	25
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$3,747,311	$(3,747,311)	$-	$-	$-	$11*
Invesco Private Prime Fund	-	5,396,703	(5,396,703)	-	-	-	109*
Total	$697,761	$41,646,809	$(40,341,373)	$10	$(61)	$2,003,146	$284

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Main Street All Cap Fund®